ACCOUNTS RECEIVABLE (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Balance at beginning of year	6,752	2,714	842
Additions	5,358	4,038	1,872
Balance at end of year	12,110	6,752	2,714